RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Cash Flow Hedging Relationships (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	$ 0	$ (58)	$ (13)
Commodities
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	0	(94)	(35)
Interest rate
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	$ 0	$ 36	$ 22